Average Annual Total Returns - FidelityActiveEquityETFsA-ComboPRO - FidelityActiveEquityETFsA-ComboPRO - Fidelity Blue Chip Value ETF	Nov. 29, 2022
Fidelity Blue Chip Value ETF | Return Before Taxes
Average Annual Return:
Past 1 year	26.12%
Since Inception	30.70%
Fidelity Blue Chip Value ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.90%
Since Inception	29.81%
Fidelity Blue Chip Value ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.83%
Since Inception	23.57%
RS005
Average Annual Return:
Past 1 year	25.16%
Since Inception	29.41%	[1]

[1]	A From June 2, 2020